(Vanguard LifeStrategy Conservative Growth Fund Participant) (Vanguard LifeStrategy Conservative Growth Fund, Vanguard LifeStrategy Conservative Growth Fund - Investor Shares)	18 Months Ended
Apr. 30, 2013
Vanguard LifeStrategy Conservative Growth Fund | Vanguard LifeStrategy Conservative Growth Fund - Investor Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.15%